Provisions - Summary of Tabular Form of Movement in Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Opening Balance	$ 20	$ 14
Additions during the year	32	13
Amounts settled and released in the year	(11)	(7)
Unused provision reversed, other provisions	(19)
Closing Balance	22	20
Warranties [Member]
Disclosure of other provisions [line items]
Opening Balance	11	10
Additions during the year	13	7
Amounts settled and released in the year	(8)	(6)
Closing Balance	16	11
Other provisions [Member]
Disclosure of other provisions [line items]
Opening Balance	9	4
Additions during the year	19	6
Amounts settled and released in the year	(3)	(1)
Unused provision reversed, other provisions	(19)
Closing Balance	$ 6	$ 9